UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.18%
Actual		$ 1,000.00	$ 1,101.90	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.21%
Actual		$ 1,000.00	$ 1,101.40	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06
Class B	1.90%
Actual		$ 1,000.00	$ 1,098.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.94%
Actual		$ 1,000.00	$ 1,097.00	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,103.00	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.5	7.8
Mexico	8.8	8.4
Russia	7.2	6.3
Indonesia	4.6	5.2
Turkey	4.6	3.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2014
(by issuers, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	6.6	4.2
Russian Federation	6.5	6.0
Petroleos de Venezuela SA	5.9	3.6
Turkish Republic	3.5	2.7
United Mexican States	3.1	3.4
	25.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Corporate Bonds 31.6%	Corporate Bonds 35.7%
Government Obligations 52.6%	Government Obligations 53.4%
Stocks 3.8%	Stocks 1.2%
Preferred Securities 0.3%	Preferred Securities 0.5%
Investment Companies 9.2%	Investment Companies 2.6%
Short-Term Investments and Net Other Assets (Liabilities) 2.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.6%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.6%
		Principal Amount (e)	Value
Bermuda - 0.1%
GeoPark Latin America Ltd. 7.5% 2/11/20 (Reg. S)		$ 2,172,000	$ 2,351,190
Brazil - 1.4%
Banco Bradesco SA (PN) sponsored ADR		209,600	3,043,392
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		4,655,000	5,039,038
6.5% 6/10/19 (h)		4,245,000	4,775,625
Brasil Foods SA 7.75% 5/22/18 (h)	BRL	5,035,000	1,965,462
Caixa Economica Federal 3.5% 11/7/22 (h)		2,030,000	1,837,150
Centrais Eletricas Brasileiras SA (Electrobras):
5.75% 10/27/21 (h)		4,489,000	4,605,175
6.875% 7/30/19 (h)		3,565,000	3,957,150
Itau Unibanco Holding SA sponsored ADR		326,810	4,699,528
Vale SA (PN-A) sponsored ADR		419,800	4,995,620
TOTAL BRAZIL			34,918,140
British Virgin Islands - 0.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	20,415,000	8,731,466
Big Will Investments Ltd. 10.875% 4/29/16		880,000	953,700
FPC Finance Ltd. 6% 6/28/19		785,000	839,950
Poly Real Estate Finance Ltd. 4.5% 8/6/18 (Reg. S)		1,410,000	1,428,175
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		875,000	945,000
Sinopec Group Overseas Development Ltd. 5.375% 10/17/43 (h)		1,785,000	1,942,446
TOTAL BRITISH VIRGIN ISLANDS			14,840,737
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		5,260,000	5,838,600
Uranium One Investments, Inc. 6.25% 12/13/18 (h)		2,895,000	2,829,863
TOTAL CANADA			8,668,463
Cayman Islands - 3.6%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (h)		1,525,000	1,650,813
Agile Property Holdings Ltd. 9.875% 3/20/17 (Reg. S)		1,455,000	1,565,871
Alliance Global Group, Inc./Cayman 6.5% 8/18/17		1,200,000	1,308,000
Brazil Minas SPE 5.333% 2/15/28 (h)		5,300,000	5,347,700
China Overseas Finance Cayman III Ltd. 6.375% 10/29/43 (Reg. S)		635,000	612,751
Country Garden Holdings Co. Ltd. 11.125% 2/23/18 (Reg. S)		1,125,000	1,227,600
Hutchison Whampoa International 10 Ltd. 6% (h)(i)(j)		20,285,000	21,273,894
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Cayman Islands - continued
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		$ 1,590,000	$ 1,701,300
13.25% 3/22/17 (Reg. S)		565,000	648,338
Maoye International Holdings Ltd. 7.75% 5/19/17 (h)		940,000	965,286
MBPS Finance Co. 11.25% 11/15/15		630,000	636,382
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		12,005,000	12,511,971
6.75% 1/27/41		22,035,000	22,696,050
8.375% 12/10/18		14,141,000	16,792,932
Shimao Property Holdings Ltd. 9.65% 8/3/17		880,000	924,440
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		1,205,000	1,229,100
TOTAL CAYMAN ISLANDS			91,092,428
Chile - 0.2%
AES Gener SA 8.375% 12/18/73 (h)(j)		5,020,000	5,634,950
Costa Rica - 0.4%
Banco de Costa Rica:
5.25% 8/12/18 (h)		1,645,000	1,686,125
6.25% 11/1/23 (h)		1,600,000	1,640,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (h)		3,400,000	3,019,200
6.95% 11/10/21 (h)		2,889,000	3,134,565
TOTAL COSTA RICA			9,479,890
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		5,800,000	6,206,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		12,845,000	13,561,751
JSC Georgian Railway 7.75% 7/11/22 (h)		4,575,000	5,124,000
TOTAL GEORGIA			24,891,751
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,416,000	4,501,918
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (h)		3,300,000	3,661,812
Indonesia - 1.8%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (h)		3,745,000	3,201,975
PT Adaro Indonesia 7.625% 10/22/19 (h)		3,360,000	3,528,000
PT Pertamina Persero:
4.3% 5/20/23 (h)		3,990,000	3,773,144
4.875% 5/3/22 (h)		3,610,000	3,582,925
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Indonesia - continued
PT Pertamina Persero: - continued
5.25% 5/23/21 (h)		$ 6,650,000	$ 6,849,500
5.625% 5/20/43 (h)		11,420,000	10,249,450
6% 5/3/42 (h)		5,515,000	5,156,525
6.45% 5/30/44 (h)		5,065,000	5,036,636
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,641,000
TOTAL INDONESIA			46,019,155
Ireland - 1.3%
MTS International Funding Ltd. 8.625% 6/22/20 (h)		4,440,000	5,252,076
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,513,823
SCF Capital Ltd. 5.375% 10/27/17 (h)		5,250,000	5,302,500
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		4,110,000	4,212,750
6.8% 11/22/25 (h)		5,575,000	5,944,065
6.902% 7/9/20 (h)		5,560,000	6,046,778
TOTAL IRELAND			32,271,992
Kazakhstan - 1.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		4,205,000	3,990,125
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		5,115,000	4,948,251
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		4,410,000	4,910,535
7% 5/5/20 (h)		5,405,000	6,148,188
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		3,070,000	3,010,135
5.75% 4/30/43 (h)		7,440,000	7,142,400
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,200,000	2,219,250
Zhaikmunai International BV 7.125% 11/13/19 (h)		10,135,000	11,021,813
TOTAL KAZAKHSTAN			43,390,697
Luxembourg - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		6,700,000	6,917,763
Cosan Luxembourg SA 9.5% 3/14/18 (h)	BRL	15,690,000	6,401,690
EVRAZ Group SA 6.5% 4/22/20 (h)		4,455,000	4,154,288
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		4,505,000	4,952,797
RSHB Capital SA:
5.1% 7/25/18 (h)		5,485,000	5,539,905
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Luxembourg - continued
RSHB Capital SA: - continued
5.298% 12/27/17 (h)		$ 8,985,000	$ 9,208,727
6% 6/3/21 (Reg. S) (j)		4,300,000	4,321,500
6.299% 5/15/17 (Reg. S)		4,280,000	4,515,400
TOTAL LUXEMBOURG			46,012,070
Mexico - 5.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	239,360,000	18,295,454
Comision Federal de Electricid 4.875% 5/26/21 (h)		3,245,000	3,489,998
Pemex Project Funding Master Trust:
6.625% 6/15/35		18,225,000	21,459,938
8.625% 2/1/22		8,763,000	11,041,380
Petroleos Mexicanos:
4.875% 1/24/22		13,140,000	14,214,852
5.5% 1/21/21		8,275,000	9,288,688
5.5% 6/27/44		14,095,000	14,672,895
6% 3/5/20		3,830,000	4,381,520
6.375% 1/23/45 (h)		14,370,000	16,687,163
6.5% 6/2/41		11,785,000	13,700,063
TOTAL MEXICO			127,231,951
Morocco - 0.4%
OCP SA:
5.625% 4/25/24 (h)		3,440,000	3,607,700
6.875% 4/25/44 (h)		6,915,000	7,211,446
TOTAL MOROCCO			10,819,146
Netherlands - 2.7%
Bulgaria Steel Finance BV 12% 5/4/49 unit (d)	EUR	600,000	8,216
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		10,270,000	11,130,626
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (h)		2,785,000	3,070,463
6.95% 7/10/42 (h)		7,815,000	8,557,425
Majapahit Holding BV:
7.75% 1/20/20 (h)		6,650,000	7,780,500
7.875% 6/29/37 (Reg. S)		3,365,000	3,903,400
8% 8/7/19 (h)		5,765,000	6,802,700
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,045,000	3,075,450
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Netherlands - continued
Petrobras Global Finance BV:
6.25% 3/17/24		$ 14,070,000	$ 14,976,108
7.25% 3/17/44		7,335,000	8,086,838
TOTAL NETHERLANDS			67,391,726
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (h)		1,225,000	1,347,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		4,940,000	5,316,675
TOTAL PARAGUAY			6,664,175
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		5,300,000	6,810,500
SM Investments Corp. 4.25% 10/17/19		1,260,000	1,268,424
TOTAL PHILIPPINES			8,078,924
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		8,880,000	9,090,900
6.75% 8/6/23 (h)		3,800,000	4,028,000
TransCanada PipeLines Ltd. 4% 7/26/22 (h)		4,575,000	4,295,925
TOTAL SOUTH AFRICA			17,414,825
Sri Lanka - 0.4%
Bank of Ceylon 6.875% 5/3/17 (h)		5,195,000	5,519,688
National Savings Bank 8.875% 9/18/18 (h)		2,875,000	3,255,938
TOTAL SRI LANKA			8,775,626
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (h)		8,430,000	10,674,488
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (h)		12,135,000	11,661,735
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,525,000	4,434,500
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,375,000	2,220,625
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,769,666
TOTAL UNITED KINGDOM			3,990,291
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (h)		$ 3,160,000	$ 3,286,400
Venezuela - 5.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,155,000	3,148,375
5.25% 4/12/17		11,425,000	9,648,413
5.375% 4/12/27		23,725,000	14,685,775
5.5% 4/12/37		31,750,000	19,018,250
6% 5/16/24 (h)		8,450,000	5,682,625
6% 11/15/26 (Reg. S)		40,440,000	26,083,800
8.5% 11/2/17 (h)		12,915,000	12,079,400
8.5% 11/2/17 (Reg. S)		10,195,000	9,535,384
9% 11/17/21 (Reg. S)		28,935,000	24,591,857
9.75% 5/17/35 (h)		11,375,000	9,316,125
9.75% 5/17/35		18,620,000	15,249,780
TOTAL VENEZUELA			149,039,784
TOTAL NONCONVERTIBLE BONDS (Cost $764,178,979)			797,198,764
Government Obligations - 52.6%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (h)		23,555,000	24,850,525
Azerbaijan - 0.5%
Azerbaijan Republic 4.75% 3/18/24 (h)		9,975,000	10,274,250
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,020,000	3,004,900
TOTAL AZERBAIJAN			13,279,150
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (h)		9,827,000	8,918,003
7.25% 12/15/21 (h)		4,482,000	4,213,080
TOTAL BARBADOS			13,131,083
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		5,265,000	5,416,632
8.95% 1/26/18		3,570,000	3,855,600
TOTAL BELARUS			9,272,232
Government Obligations - continued
		Principal Amount (e)	Value
Belize - 0.1%
Belize Government 5% 2/20/38 (f)(h)		$ 2,196,600	$ 1,537,620
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (h)		4,775,000	5,037,625
Brazil - 1.8%
Brazilian Federative Republic:
4.25% 1/7/25		12,790,000	12,962,665
5.625% 1/7/41		5,095,000	5,477,125
7.125% 1/20/37		3,095,000	3,915,175
8.25% 1/20/34		5,940,000	8,226,900
10.125% 5/15/27		4,670,000	7,425,300
12.25% 3/6/30		4,540,000	8,399,000
TOTAL BRAZIL			46,406,165
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		9,570,000	11,460,075
7.375% 9/18/37		6,245,000	8,493,200
11.75% 2/25/20		2,768,000	4,006,680
TOTAL COLOMBIA			23,959,955
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (f)		22,207,118	20,167,172
Costa Rica - 1.0%
Costa Rican Republic:
4.375% 4/30/25 (h)		11,710,000	10,937,140
5.625% 4/30/43 (h)		2,355,000	2,105,370
7% 4/4/44 (h)		10,795,000	11,226,800
TOTAL COSTA RICA			24,269,310
Croatia - 1.0%
Croatia Republic:
5.5% 4/4/23 (h)		4,780,000	4,965,225
6% 1/26/24 (h)		5,080,000	5,448,300
6.375% 3/24/21 (h)		4,415,000	4,850,981
6.625% 7/14/20 (h)		4,295,000	4,799,663
6.75% 11/5/19		4,735,000	5,309,119
TOTAL CROATIA			25,373,288
Dominican Republic - 0.8%
Dominican Republic:
5.875% 4/18/24 (h)		4,420,000	4,612,270
Government Obligations - continued
		Principal Amount (e)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.45% 4/30/44 (h)		$ 11,195,000	$ 11,986,467
7.5% 5/6/21 (h)		3,185,000	3,635,678
TOTAL DOMINICAN REPUBLIC			20,234,415
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (h)		2,740,000	2,914,675
El Salvador - 0.6%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		5,382,000	5,268,978
7.625% 2/1/41 (h)		2,590,000	2,719,500
7.65% 6/15/35 (Reg. S)		3,920,000	4,239,480
7.75% 1/24/23 (Reg. S)		1,495,000	1,687,108
8.25% 4/10/32 (Reg. S)		1,930,000	2,195,375
TOTAL EL SALVADOR			16,110,441
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (h)		5,635,000	6,155,336
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (h)		3,440,000	3,895,800
Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		6,360,000	6,153,300
8.5% 10/4/17		3,340,000	3,507,000
TOTAL GHANA			9,660,300
Guatemala - 0.1%
Guatemalan Republic 4.875% 2/13/28 (h)		1,620,000	1,589,220
Honduras - 0.2%
Republic of Honduras 7.5% 3/15/24 (h)		3,920,000	4,057,200
Hungary - 2.2%
Hungarian Republic:
5.375% 2/21/23		8,328,000	8,963,010
5.375% 3/25/24		9,922,000	10,616,540
5.75% 11/22/23		8,404,000	9,265,410
6.25% 1/29/20		6,549,000	7,402,859
6.375% 3/29/21		10,629,000	12,117,060
7.625% 3/29/41		4,656,000	5,962,567
TOTAL HUNGARY			54,327,446
Government Obligations - continued
		Principal Amount (e)	Value
Indonesia - 2.8%
Indonesian Republic:
3.75% 4/25/22 (h)		$ 2,850,000	$ 2,768,063
4.625% 4/15/43 (h)		2,745,000	2,395,013
4.875% 5/5/21 (h)		5,715,000	6,000,750
5.25% 1/17/42		6,330,000	6,013,500
5.875% 3/13/20 (h)		7,595,000	8,430,450
5.875% 1/15/24 (h)		5,955,000	6,572,831
6.625% 2/17/37		11,975,000	13,292,250
7.75% 1/17/38 (h)		6,040,000	7,527,350
8.5% 10/12/35 (h)		8,300,000	10,997,500
11.625% 3/4/19 (h)		5,185,000	7,068,451
TOTAL INDONESIA			71,066,158
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		24,785,000	22,306,500
Ivory Coast - 0.4%
Ivory Coast 7.7743% 12/31/32 (f)		11,425,000	11,067,969
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		3,125,000	3,351,563
8% 3/15/39		2,245,000	2,149,588
TOTAL JAMAICA			5,501,151
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,436,925
Kenya - 0.5%
Republic of Kenya:
5.875% 6/24/19 (h)		5,075,000	5,179,038
6.875% 6/24/24 (h)		6,700,000	6,968,000
TOTAL KENYA			12,147,038
Lebanon - 0.1%
Lebanese Republic 4% 12/31/17		2,982,000	2,974,545
Mexico - 3.6%
Comision Federal de Electricid:
4.875% 1/15/24 (h)		8,240,000	8,796,200
5.75% 2/14/42 (Reg. S)		3,460,000	3,676,250
United Mexican States:
5.55% 1/21/45		4,770,000	5,425,875
5.75% 10/12/2110		10,631,000	11,279,491
6.05% 1/11/40		20,517,000	24,866,604
Government Obligations - continued
		Principal Amount (e)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 10,995,000	$ 14,238,525
7.5% 4/8/33		3,675,000	5,071,500
8.3% 8/15/31		8,130,000	11,922,645
11.5% 5/15/26		3,595,000	6,215,036
TOTAL MEXICO			91,492,126
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,481,600
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		2,355,000	2,213,700
5.125% 12/5/22 (Reg. S)		4,600,000	4,002,000
TOTAL MONGOLIA			8,697,300
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (h)		5,275,000	5,281,594
5.5% 12/11/42 (h)		2,780,000	2,732,406
TOTAL MOROCCO			8,014,000
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (h)		1,822,000	1,951,781
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,820,000	4,164,564
Nigeria - 0.5%
Republic of Nigeria:
5.125% 7/12/18 (h)		2,165,000	2,244,023
6.375% 7/12/23		2,000,000	2,157,500
6.75% 1/28/21 (h)		2,195,000	2,422,731
10.7902% to 10.9385% 10/9/14 to 11/20/14	NGN	1,170,480,000	6,952,311
TOTAL NIGERIA			13,776,565
Pakistan - 0.1%
Islamic Republic of Pakistan:
7.25% 4/15/19 (h)		2,005,000	2,050,113
8.25% 4/15/24 (h)		1,670,000	1,722,188
TOTAL PAKISTAN			3,772,301
Government Obligations - continued
		Principal Amount (e)	Value
Panama - 1.3%
Panamanian Republic:
4.3% 4/29/53		$ 8,350,000	$ 7,281,200
6.7% 1/26/36		2,840,000	3,503,140
7.125% 1/29/26		2,870,000	3,644,900
8.875% 9/30/27		5,744,000	8,213,920
9.375% 4/1/29		6,105,000	9,084,240
TOTAL PANAMA			31,727,400
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33		9,545,000	14,527,490
Philippines - 2.7%
Philippine Republic:
1.0139% 9/3/14	PHP	357,080,000	8,168,558
7.75% 1/14/31		11,725,000	16,195,156
9.5% 2/2/30		10,660,000	16,669,575
10.625% 3/16/25		17,115,000	26,849,156
TOTAL PHILIPPINES			67,882,445
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (h)		3,335,000	3,417,708
4.875% 1/22/24 (h)		3,830,000	4,064,588
6.125% 1/22/44 (h)		3,796,000	4,313,585
6.75% 2/7/22 (h)		8,915,000	10,642,281
TOTAL ROMANIA			22,438,162
Russia - 6.5%
Russian Federation:
4.5% 4/4/22 (h)		8,565,000	8,757,713
4.875% 9/16/23 (h)		12,760,000	13,174,700
5.625% 4/4/42 (h)		34,220,000	35,674,350
5.875% 9/16/43 (h)		39,905,000	42,598,588
7% 1/25/23	RUB	214,560,000	5,892,111
7.5% 3/15/18	RUB	207,740,000	6,016,664
8.15% 2/3/27	RUB	135,430,000	3,921,590
12.75% 6/24/28 (Reg. S)		27,644,000	47,865,586
TOTAL RUSSIA			163,901,302
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (h)		4,225,000	4,880,213
Government Obligations - continued
		Principal Amount (e)	Value
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (h)		$ 5,780,000	$ 5,852,250
5.875% 12/3/18 (h)		3,820,000	4,063,525
7.25% 9/28/21 (h)		7,845,000	8,943,300
TOTAL SERBIA			18,859,075
Slovenia - 1.0%
Republic of Slovenia:
5.25% 2/18/24 (h)		11,745,000	12,625,875
5.5% 10/26/22 (h)		11,150,000	12,209,250
TOTAL SLOVENIA			24,835,125
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		3,795,000	3,904,106
6% 1/14/19 (h)		7,355,000	7,741,138
6.25% 10/4/20 (h)		3,760,000	3,998,572
6.25% 7/27/21 (h)		3,225,000	3,402,375
TOTAL SRI LANKA			19,046,191
Tanzania - 0.1%
United Republic of Tanzania 6.332% 3/9/20 (j)		2,460,000	2,619,900
Turkey - 3.5%
Turkish Republic:
4.875% 4/16/43		5,200,000	4,888,000
5.625% 3/30/21		4,050,000	4,414,500
6% 1/14/41		11,435,000	12,221,156
6.625% 2/17/45		4,990,000	5,775,925
6.75% 5/30/40		7,505,000	8,756,834
6.875% 3/17/36		11,305,000	13,311,638
7.25% 3/5/38		3,595,000	4,439,825
7.375% 2/5/25		12,745,000	15,485,175
8% 2/14/34		5,460,000	7,180,446
11.875% 1/15/30		6,405,000	10,957,674
TOTAL TURKEY			87,431,173
Ukraine - 1.9%
Ukraine Government:
6.25% 6/17/16 (h)		4,965,000	4,792,218
6.58% 11/21/16 (h)		3,685,000	3,556,025
6.75% 11/14/17 (h)		3,845,000	3,668,130
6.875% 9/23/15 (Reg. S)		2,015,000	1,965,028
Government Obligations - continued
		Principal Amount (e)	Value
Ukraine - continued
Ukraine Government: - continued
7.5% 4/17/23 (Reg. S)		$ 4,800,000	$ 4,512,000
7.75% 9/23/20 (h)		6,340,000	6,048,360
7.8% 11/28/22 (h)		7,845,000	7,413,525
7.95% 2/23/21 (h)		5,615,000	5,362,325
9.25% 7/24/17 (h)		9,395,000	9,512,438
TOTAL UKRAINE			46,830,049
United States of America - 2.0%
U.S. Treasury Bonds 3.375% 5/15/44		50,739,000	50,976,864
Venezuela - 6.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		211,320	4,649,040
6% 12/9/20		11,190,000	8,588,325
7% 12/1/18 (Reg. S)		5,075,000	4,427,938
7% 3/31/38		10,065,000	7,070,663
7.65% 4/21/25		24,695,000	19,015,150
7.75% 10/13/19 (Reg. S)		18,210,000	15,751,650
8.25% 10/13/24		22,035,000	17,683,088
9% 5/7/23 (Reg. S)		21,635,000	18,497,925
9.25% 9/15/27		32,805,000	28,212,300
9.25% 5/7/28 (Reg. S)		26,480,000	22,243,200
9.375% 1/13/34		23,430,000	19,739,775
TOTAL VENEZUELA			165,879,054
Vietnam - 0.1%
Vietnamese Socialist Republic:
6.75% 1/29/20 (h)		2,745,000	3,101,850
6.75% 1/29/20		570,000	644,100
TOTAL VIETNAM			3,745,950
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (h)		3,340,000	3,143,942
8.5% 4/14/24 (h)		3,335,000	3,693,679
TOTAL ZAMBIA			6,837,621
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,238,191,002)			1,326,015,895
Common Stocks - 3.3%
	Shares	Value
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	36,600	$ 1,290,150
Canada - 0.1%
Pacific Rubiales Energy Corp.	94,900	1,928,150
Cayman Islands - 0.4%
58.com, Inc. ADR	30,700	1,659,642
Baidu.com, Inc. sponsored ADR (a)	35,900	6,706,479
GCL-Poly Energy Holdings Ltd. (a)	3,713,000	1,240,797
TOTAL CAYMAN ISLANDS		9,606,918
China - 0.2%
China Construction Bank Corp. (H Shares)	3,378,000	2,554,072
Industrial & Commercial Bank of China Ltd. (H Shares)	4,187,000	2,647,587
TOTAL CHINA		5,201,659
Colombia - 0.2%
BanColombia SA sponsored ADR (g)	46,200	2,670,360
Ecopetrol SA ADR (g)	53,000	1,910,650
TOTAL COLOMBIA		4,581,010
Hong Kong - 0.2%
China Mobile Ltd.	246,000	2,389,334
CNOOC Ltd.	1,276,000	2,293,822
TOTAL HONG KONG		4,683,156
India - 0.2%
Housing Development Finance Corp. Ltd.	64,138	1,059,943
ICICI Bank Ltd.	67,513	1,594,760
Infosys Ltd.	23,967	1,294,788
Reliance Industries Ltd.	64,138	1,084,344
TOTAL INDIA		5,033,835
Korea (South) - 0.1%
Hyundai Motor Co.	11,086	2,514,067
KB Financial Group, Inc.	10,127	351,863
TOTAL KOREA (SOUTH)		2,865,930
Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	181,100	3,757,825
Grupo Televisa SA de CV (CPO) sponsored ADR	36,100	1,238,591
TOTAL MEXICO		4,996,416
Common Stocks - continued
	Shares	Value
Netherlands - 0.1%
Yandex NV (a)	74,200	$ 2,644,488
Russia - 0.7%
Gazprom OAO sponsored ADR (Reg. S)	368,700	3,213,221
LUKOIL Oil Co. sponsored ADR (United Kingdom)	20,900	1,247,939
Magnit OJSC GDR (Reg. S)	29,400	1,734,600
Mobile TeleSystems OJSC sponsored ADR	130,300	2,572,122
Rosneft Oil Co. OJSC GDR (Reg. S)	253,900	1,857,279
Sberbank (Savings Bank of the Russian Federation) (a)	2,407,100	5,986,754
Uralkali OJSC GDR (Reg. S)	73,400	1,691,870
TOTAL RUSSIA		18,303,785
South Africa - 0.0%
Naspers Ltd. Class N	10,100	1,189,017
Turkey - 0.6%
Akbank T.A.S.	497,000	1,827,447
Haci Omer Sabanci Holding A/S	99,000	462,150
Koc Holding A/S	311,000	1,526,669
Tupras Turkiye Petrol Rafinelleri A/S	49,000	1,142,547
Turk Hava Yollari AO	672,000	2,058,567
Turkcell Iletisim Hizmet A/S (a)	273,000	1,708,731
Turkiye Garanti Bankasi A/S	348,000	1,362,833
Turkiye Halk Bankasi A/S	404,000	3,032,002
Turkiye Is Bankasi A/S Series C	581,000	1,571,382
TOTAL TURKEY		14,692,328
United Kingdom - 0.0%
Antofagasta PLC	91,100	1,189,582
United States of America - 0.2%
21Vianet Group, Inc. ADR (a)	18,600	557,442
Southern Copper Corp.	127,700	3,878,249
TOTAL UNITED STATES OF AMERICA		4,435,691
TOTAL COMMON STOCKS (Cost $81,225,535)		82,642,115
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
Brazil - 0.1%
Ambev SA sponsored ADR	493,200	3,472,128
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (g)	497,200	$ 5,329,984
Petroleo Brasileiro SA - Petrobras sponsored ADR	298,500	4,367,055
TOTAL BRAZIL	9,697,039
TOTAL PREFERRED STOCKS (Cost $12,678,399)		13,169,167
Investment Companies - 9.2%

United States of America - 9.2%
iShares China Large-Cap ETF (g)	1,201,700	44,510,968
iShares MSCI Brazil Index ETF (g)	1,392,100	66,514,518
iShares MSCI Emerging Markets Index ETF	1,429,600	61,801,608
iShares MSCI Mexico Index ETF	363,700	24,662,497
iShares MSCI Turkey Investable Market Index ETF (g)	131,200	7,289,472
Market Vectors Russia ETF (g)	871,700	22,951,861
WisdomTree India Earnings ETF (g)	159,600	3,586,212
TOTAL INVESTMENT COMPANIES (Cost $225,801,057)		231,317,136
Preferred Securities - 0.3%
	Principal Amount (e)
Cayman Islands - 0.2%
Banco Do Brasil SA 9% (h)(i)(j)	$ 3,380,000	3,343,665
MAF Global Securities Ltd. 7.125% (Reg. S) (i)(j)	1,200,000	1,301,732
TOTAL CAYMAN ISLANDS		4,645,397
China - 0.1%
Sinochem Group 5% (f)(h)(i)	2,540,000	2,624,207
TOTAL PREFERRED SECURITIES (Cost $6,951,712)		7,269,604
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	35,132,236	$ 35,132,236
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	131,440,250	131,440,250
TOTAL MONEY MARKET FUNDS (Cost $166,572,486)		166,572,486
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $2,495,599,170)		2,624,185,167
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(103,787,846)
NET ASSETS - 100%		$ 2,520,397,321
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
MXN	-	Mexican peso
NGN	-	Nigerian naira
PHP	-	Philippine peso
RUB	-	Russian ruble
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $883,969,960 or 35.1% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,993
Fidelity Securities Lending Cash Central Fund	153,983
Total	$ 184,976
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,941,675	$ 4,941,675	$ -	$ -
Consumer Staples	5,206,728	5,206,728	-	-
Energy	19,045,007	16,751,185	2,293,822	-
Financials	25,121,153	19,164,110	5,957,043	-
Industrials	3,585,236	3,585,236	-	-
Information Technology	15,393,786	14,098,998	1,294,788	-
Materials	6,759,701	6,759,701	-	-
Telecommunication Services	10,428,012	6,329,947	4,098,065	-
Utilities	5,329,984	5,329,984	-	-
Corporate Bonds	797,198,764	12,738,540	784,452,008	8,216
Government Obligations	1,326,015,895	-	1,326,015,895	-
Investment Companies	231,317,136	231,317,136	-	-
Preferred Securities	7,269,604	-	7,269,604	-
Money Market Funds	166,572,486	166,572,486	-	-
Total Investments in Securities:	$ 2,624,185,167	$ 492,795,726	$ 2,131,381,225	$ 8,216
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.0%
AAA,AA,A	8.4%
BBB	36.3%
BB	11.7%
B	11.6%
CCC,CC,C	10.0%
Not Rated	4.3%
Other Investments	13.2%
Short-Term Investments and Net Other Assets	2.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,627,364) - See accompanying schedule: Unaffiliated issuers (cost $2,329,026,684)	$ 2,457,612,681
Fidelity Central Funds (cost $166,572,486)	166,572,486
Total Investments (cost $2,495,599,170)		$ 2,624,185,167
Foreign currency held at value (cost $16,239)		16,511
Receivable for investments sold		841,055
Receivable for fund shares sold		5,325,073
Dividends receivable		3,247,893
Interest receivable		35,093,444
Distributions receivable from Fidelity Central Funds		66,781
Receivable from investment adviser for expense reductions		4
Other receivables		6,903
Total assets		2,668,782,831

Liabilities
Payable for investments purchased	$ 7,428,466
Payable for fund shares redeemed	3,261,137
Distributions payable	4,126,555
Accrued management fee	1,369,073
Distribution and service plan fees payable	222,156
Other affiliated payables	420,347
Other payables and accrued expenses	117,526
Collateral on securities loaned, at value	131,440,250
Total liabilities		148,385,510

Net Assets		$ 2,520,397,321
Net Assets consist of:
Paid in capital		$ 2,383,299,497
Undistributed net investment income		17,949,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,090,601)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,238,997
Net Assets		$ 2,520,397,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,019,642 ÷ 25,227,943 shares)	$ 14.67

Maximum offering price per share (100/96.00 of $14.67)	$ 15.28
Class T: Net Asset Value and redemption price per share ($94,127,689 ÷ 6,445,140 shares)	$ 14.60

Maximum offering price per share (100/96.00 of $14.60)	$ 15.21
Class B: Net Asset Value and offering price per share ($7,772,988 ÷ 523,554 shares)A	$ 14.85

Class C: Net Asset Value and offering price per share ($146,114,037 ÷ 9,890,159 shares)A	$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,902,362,965 ÷ 132,200,978 shares)	$ 14.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 4,154,641
Interest		65,392,100
Income from Fidelity Central Funds		184,976
Total income		69,731,717

Expenses
Management fee	$ 7,377,940
Transfer agent fees	1,901,595
Distribution and service plan fees	1,281,373
Accounting and security lending fees	494,380
Custodian fees and expenses	80,995
Independent trustees' compensation	4,352
Registration fees	217,232
Audit	50,675
Legal	1,930
Miscellaneous	10,421
Total expenses before reductions	11,420,893
Expense reductions	(24,383)	11,396,510
Net investment income (loss)		58,335,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,624,799
Foreign currency transactions	413,444
Total net realized gain (loss)		7,038,243
Change in net unrealized appreciation (depreciation) on: Investment securities	156,044,496
Assets and liabilities in foreign currencies	(90,921)
Total change in net unrealized appreciation (depreciation)		155,953,575
Net gain (loss)		162,991,818
Net increase (decrease) in net assets resulting from operations		$ 221,327,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,335,207	$ 99,222,716
Net realized gain (loss)	7,038,243	(20,785,107)
Change in net unrealized appreciation (depreciation)	155,953,575	(242,235,303)
Net increase (decrease) in net assets resulting from operations	221,327,025	(163,797,694)
Distributions to shareholders from net investment income	(50,029,103)	(91,270,097)
Distributions to shareholders from net realized gain	-	(14,830,709)
Total distributions	(50,029,103)	(106,100,806)
Share transactions - net increase (decrease)	254,228,869	136,655,244
Redemption fees	106,414	463,221
Total increase (decrease) in net assets	425,633,205	(132,780,035)

Net Assets
Beginning of period	2,094,764,116	2,227,544,151
End of period (including undistributed net investment income of $17,949,428 and undistributed net investment income of $9,643,324, respectively)	$ 2,520,397,321	$ 2,094,764,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76	$ 9.51
Income from Investment Operations
Net investment income (loss) E	.355	.639	.668	.726	.717	.950
Net realized and unrealized gain (loss)	1.013	(1.670)	1.920	.256	.568	3.126
Total from investment operations	1.368	(1.031)	2.588	.982	1.285	4.076
Distributions from net investment income	(.299)	(.577)	(.603)	(.698)	(.670)	(.814)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.299)	(.672)	(.840)	(.755)	(.730)	(.829)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.67	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76
Total ReturnB, C, D	10.19%	(6.83)%	19.54%	7.59%	10.28%	44.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18%A	1.17%	1.18%	1.19%	1.24%	1.29%
Expenses net of fee waivers, if any	1.18%A	1.17%	1.18%	1.18%	1.20%	1.20%
Expenses net of all reductions	1.18%A	1.17%	1.18%	1.18%	1.20%	1.20%
Net investment income (loss)	5.12%A	4.45%	4.59%	5.40%	5.40%	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,020	$ 348,952	$ 480,718	$ 309,900	$ 310,674	$ 167,196
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71	$ 9.48
Income from Investment Operations
Net investment income (loss) E	.352	.635	.662	.721	.714	.924
Net realized and unrealized gain (loss)	1.004	(1.668)	1.914	.249	.581	3.132
Total from investment operations	1.356	(1.033)	2.576	.970	1.295	4.056
Distributions from net investment income	(.297)	(.575)	(.601)	(.696)	(.670)	(.814)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.297)	(.670)	(.838)	(.753)	(.730)	(.829)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.60	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71
Total ReturnB, C, D	10.14%	(6.87)%	19.51%	7.52%	10.41%	44.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21%A	1.19%	1.20%	1.21%	1.24%	1.30%
Expenses net of fee waivers, if any	1.21%A	1.19%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%A	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	5.10%A	4.44%	4.57%	5.39%	5.40%	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,128	$ 89,378	$ 138,448	$ 104,920	$ 114,786	$ 106,446
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.309	.546	.569	.639	.637	.861
Net realized and unrealized gain (loss)	1.028	(1.691)	1.944	.248	.580	3.169
Total from investment operations	1.337	(1.145)	2.513	.887	1.217	4.030
Distributions from net investment income	(.248)	(.473)	(.498)	(.603)	(.582)	(.738)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.248)	(.568)	(.735)	(.660)	(.642)	(.753)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.85	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88
Total ReturnB, C, D	9.82%	(7.49)%	18.71%	6.77%	9.63%	43.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.89%	1.89%	1.90%	1.93%	1.97%
Expenses net of fee waivers, if any	1.90%A	1.89%	1.89%	1.87%	1.85%	1.85%
Expenses net of all reductions	1.90%A	1.89%	1.89%	1.87%	1.85%	1.85%
Net investment income (loss)	4.40%A	3.73%	3.87%	4.71%	4.75%	7.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,773	$ 8,975	$ 18,474	$ 18,427	$ 21,843	$ 18,398
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83	$ 9.56
Income from Investment Operations
Net investment income (loss) E	.305	.536	.564	.630	.622	.867
Net realized and unrealized gain (loss)	1.010	(1.675)	1.925	.262	.572	3.142
Total from investment operations	1.315	(1.139)	2.489	.892	1.194	4.009
Distributions from net investment income	(.246)	(.469)	(.494)	(.598)	(.569)	(.727)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.246)	(.564)	(.731)	(.655)	(.629)	(.742)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.77	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83
Total ReturnB, C, D	9.70%	(7.48)%	18.59%	6.83%	9.48%	43.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	1.92%	1.92%	1.93%	1.96%	2.02%
Expenses net of fee waivers, if any	1.94%A	1.92%	1.92%	1.92%	1.95%	1.95%
Expenses net of all reductions	1.94%A	1.92%	1.92%	1.92%	1.95%	1.95%
Net investment income (loss)	4.36%A	3.71%	3.84%	4.66%	4.65%	7.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,114	$ 151,747	$ 213,626	$ 126,005	$ 124,907	$ 63,669
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57	$ 9.39
Income from Investment Operations
Net investment income (loss) D	.367	.663	.701	.753	.743	.990
Net realized and unrealized gain (loss)	.990	(1.633)	1.881	.249	.568	3.044
Total from investment operations	1.357	(.970)	2.582	1.002	1.311	4.034
Distributions from net investment income	(.318)	(.618)	(.647)	(.738)	(.706)	(.842)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.318)	(.713)	(.884)	(.795)	(.766)	(.857)
Redemption fees added to paid in capital D	.001	.003	.002	.003	.005	.003
Net asset value, end of periodD	$ 14.39	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57
Total ReturnB, C	10.30%	(6.54)%	19.84%	7.88%	10.67%	44.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.91%A	.89%	.89%	.89%	.92%	.97%
Expenses net of fee waivers, if any	.91%A	.89%	.89%	.89%	.92%	.95%
Expenses net of all reductions	.91%A	.89%	.89%	.89%	.92%	.95%
Net investment income (loss)	5.39%A	4.74%	4.88%	5.70%	5.68%	8.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,902,363	$ 1,495,712	$ 1,376,278	$ 585,546	$ 489,838	$ 204,663
Portfolio turnover rateF	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 154,684,178
Gross unrealized depreciation	(20,128,664)
Net unrealized appreciation (depreciation) on securities and other investments	$ 134,555,514

Tax cost	$ 2,489,629,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration	$ (12,971,289)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,313,030,195 and $1,042,021,473, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 424,004	$ 7,494
Class T	-%	.25%	109,720	876
Class B	.65%	.25%	35,337	25,616
Class C	.75%	.25%	712,312	97,562
			$ 1,281,373	$ 131,548

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,969
Class T	3,413
Class B*	6,318
Class C*	8,392
$ 49,092

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,534.18
Class T	91,173.21
Class B	9,721.25
Class C	131,550.19
Institutional Class	1,360,617.17
	$ 1,901,595

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,878 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,956 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $153,983, including $2,259 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.90%	$ 4

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,209 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $170.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 7,269,515	$ 17,572,382
Class T	1,877,747	4,677,104
Class B	138,476	436,979
Class C	2,497,485	6,409,260
Institutional Class	38,245,880	62,174,372
Total	$ 50,029,103	$ 91,270,097
From net realized gain
Class A	$ -	$ 3,007,033
Class T	-	828,210
Class B	-	101,277
Class C	-	1,340,624
Institutional Class	-	9,553,565
Total	$ -	$ 14,830,709

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	4,689,958	10,395,897	$ 66,351,412	$ 152,017,324
Reinvestment of distributions	460,311	1,173,650	6,462,212	16,782,179
Shares redeemed	(5,578,377)	(17,331,133)	(77,028,409)	(245,115,754)
Net increase (decrease)	(428,108)	(5,761,586)	$ (4,214,785)	$ (76,316,251)
Class T
Shares sold	709,972	1,351,575	$ 10,074,547	$ 19,753,536
Reinvestment of distributions	123,463	340,677	1,724,704	4,858,280
Shares redeemed	(987,182)	(4,177,785)	(13,638,223)	(58,726,905)
Net increase (decrease)	(153,747)	(2,485,533)	$ (1,838,972)	$ (34,115,089)
Class B
Shares sold	30,487	60,894	$ 445,455	$ 925,381
Reinvestment of distributions	8,357	28,703	118,525	417,540
Shares redeemed	(167,334)	(631,360)	(2,341,344)	(9,097,028)
Net increase (decrease)	(128,490)	(541,763)	$ (1,777,364)	$ (7,754,107)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class C
Shares sold	685,638	3,580,239	$ 9,753,773	$ 53,293,065
Reinvestment of distributions	148,033	438,203	2,090,109	6,317,026
Shares redeemed	(2,021,839)	(6,808,308)	(28,043,141)	(96,519,084)
Net increase (decrease)	(1,188,168)	(2,789,866)	$ (16,199,259)	$ (36,908,993)
Institutional Class
Shares sold	34,916,864	69,147,986	$ 478,919,335	$ 964,833,993
Reinvestment of distributions	1,188,456	2,641,067	16,382,466	37,007,823
Shares redeemed	(15,941,548)	(51,304,961)	(217,042,552)	(710,092,132)
Net increase (decrease)	20,163,772	20,484,092	$ 278,259,249	$ 291,749,684

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMI-USAN-0814
1.787773.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.18%
Actual		$ 1,000.00	$ 1,101.90	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.21%
Actual		$ 1,000.00	$ 1,101.40	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06
Class B	1.90%
Actual		$ 1,000.00	$ 1,098.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.94%
Actual		$ 1,000.00	$ 1,097.00	$ 10.09
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,103.00	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.5	7.8
Mexico	8.8	8.4
Russia	7.2	6.3
Indonesia	4.6	5.2
Turkey	4.6	3.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2014
(by issuers, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	6.6	4.2
Russian Federation	6.5	6.0
Petroleos de Venezuela SA	5.9	3.6
Turkish Republic	3.5	2.7
United Mexican States	3.1	3.4
	25.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Corporate Bonds 31.6%	Corporate Bonds 35.7%
Government Obligations 52.6%	Government Obligations 53.4%
Stocks 3.8%	Stocks 1.2%
Preferred Securities 0.3%	Preferred Securities 0.5%
Investment Companies 9.2%	Investment Companies 2.6%
Short-Term Investments and Net Other Assets (Liabilities) 2.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.6%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.6%
		Principal Amount (e)	Value
Bermuda - 0.1%
GeoPark Latin America Ltd. 7.5% 2/11/20 (Reg. S)		$ 2,172,000	$ 2,351,190
Brazil - 1.4%
Banco Bradesco SA (PN) sponsored ADR		209,600	3,043,392
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		4,655,000	5,039,038
6.5% 6/10/19 (h)		4,245,000	4,775,625
Brasil Foods SA 7.75% 5/22/18 (h)	BRL	5,035,000	1,965,462
Caixa Economica Federal 3.5% 11/7/22 (h)		2,030,000	1,837,150
Centrais Eletricas Brasileiras SA (Electrobras):
5.75% 10/27/21 (h)		4,489,000	4,605,175
6.875% 7/30/19 (h)		3,565,000	3,957,150
Itau Unibanco Holding SA sponsored ADR		326,810	4,699,528
Vale SA (PN-A) sponsored ADR		419,800	4,995,620
TOTAL BRAZIL			34,918,140
British Virgin Islands - 0.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	20,415,000	8,731,466
Big Will Investments Ltd. 10.875% 4/29/16		880,000	953,700
FPC Finance Ltd. 6% 6/28/19		785,000	839,950
Poly Real Estate Finance Ltd. 4.5% 8/6/18 (Reg. S)		1,410,000	1,428,175
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		875,000	945,000
Sinopec Group Overseas Development Ltd. 5.375% 10/17/43 (h)		1,785,000	1,942,446
TOTAL BRITISH VIRGIN ISLANDS			14,840,737
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		5,260,000	5,838,600
Uranium One Investments, Inc. 6.25% 12/13/18 (h)		2,895,000	2,829,863
TOTAL CANADA			8,668,463
Cayman Islands - 3.6%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (h)		1,525,000	1,650,813
Agile Property Holdings Ltd. 9.875% 3/20/17 (Reg. S)		1,455,000	1,565,871
Alliance Global Group, Inc./Cayman 6.5% 8/18/17		1,200,000	1,308,000
Brazil Minas SPE 5.333% 2/15/28 (h)		5,300,000	5,347,700
China Overseas Finance Cayman III Ltd. 6.375% 10/29/43 (Reg. S)		635,000	612,751
Country Garden Holdings Co. Ltd. 11.125% 2/23/18 (Reg. S)		1,125,000	1,227,600
Hutchison Whampoa International 10 Ltd. 6% (h)(i)(j)		20,285,000	21,273,894
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Cayman Islands - continued
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		$ 1,590,000	$ 1,701,300
13.25% 3/22/17 (Reg. S)		565,000	648,338
Maoye International Holdings Ltd. 7.75% 5/19/17 (h)		940,000	965,286
MBPS Finance Co. 11.25% 11/15/15		630,000	636,382
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		12,005,000	12,511,971
6.75% 1/27/41		22,035,000	22,696,050
8.375% 12/10/18		14,141,000	16,792,932
Shimao Property Holdings Ltd. 9.65% 8/3/17		880,000	924,440
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		1,205,000	1,229,100
TOTAL CAYMAN ISLANDS			91,092,428
Chile - 0.2%
AES Gener SA 8.375% 12/18/73 (h)(j)		5,020,000	5,634,950
Costa Rica - 0.4%
Banco de Costa Rica:
5.25% 8/12/18 (h)		1,645,000	1,686,125
6.25% 11/1/23 (h)		1,600,000	1,640,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (h)		3,400,000	3,019,200
6.95% 11/10/21 (h)		2,889,000	3,134,565
TOTAL COSTA RICA			9,479,890
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		5,800,000	6,206,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		12,845,000	13,561,751
JSC Georgian Railway 7.75% 7/11/22 (h)		4,575,000	5,124,000
TOTAL GEORGIA			24,891,751
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,416,000	4,501,918
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (h)		3,300,000	3,661,812
Indonesia - 1.8%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (h)		3,745,000	3,201,975
PT Adaro Indonesia 7.625% 10/22/19 (h)		3,360,000	3,528,000
PT Pertamina Persero:
4.3% 5/20/23 (h)		3,990,000	3,773,144
4.875% 5/3/22 (h)		3,610,000	3,582,925
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Indonesia - continued
PT Pertamina Persero: - continued
5.25% 5/23/21 (h)		$ 6,650,000	$ 6,849,500
5.625% 5/20/43 (h)		11,420,000	10,249,450
6% 5/3/42 (h)		5,515,000	5,156,525
6.45% 5/30/44 (h)		5,065,000	5,036,636
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,641,000
TOTAL INDONESIA			46,019,155
Ireland - 1.3%
MTS International Funding Ltd. 8.625% 6/22/20 (h)		4,440,000	5,252,076
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,513,823
SCF Capital Ltd. 5.375% 10/27/17 (h)		5,250,000	5,302,500
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		4,110,000	4,212,750
6.8% 11/22/25 (h)		5,575,000	5,944,065
6.902% 7/9/20 (h)		5,560,000	6,046,778
TOTAL IRELAND			32,271,992
Kazakhstan - 1.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		4,205,000	3,990,125
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		5,115,000	4,948,251
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		4,410,000	4,910,535
7% 5/5/20 (h)		5,405,000	6,148,188
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		3,070,000	3,010,135
5.75% 4/30/43 (h)		7,440,000	7,142,400
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,200,000	2,219,250
Zhaikmunai International BV 7.125% 11/13/19 (h)		10,135,000	11,021,813
TOTAL KAZAKHSTAN			43,390,697
Luxembourg - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		6,700,000	6,917,763
Cosan Luxembourg SA 9.5% 3/14/18 (h)	BRL	15,690,000	6,401,690
EVRAZ Group SA 6.5% 4/22/20 (h)		4,455,000	4,154,288
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		4,505,000	4,952,797
RSHB Capital SA:
5.1% 7/25/18 (h)		5,485,000	5,539,905
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Luxembourg - continued
RSHB Capital SA: - continued
5.298% 12/27/17 (h)		$ 8,985,000	$ 9,208,727
6% 6/3/21 (Reg. S) (j)		4,300,000	4,321,500
6.299% 5/15/17 (Reg. S)		4,280,000	4,515,400
TOTAL LUXEMBOURG			46,012,070
Mexico - 5.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	239,360,000	18,295,454
Comision Federal de Electricid 4.875% 5/26/21 (h)		3,245,000	3,489,998
Pemex Project Funding Master Trust:
6.625% 6/15/35		18,225,000	21,459,938
8.625% 2/1/22		8,763,000	11,041,380
Petroleos Mexicanos:
4.875% 1/24/22		13,140,000	14,214,852
5.5% 1/21/21		8,275,000	9,288,688
5.5% 6/27/44		14,095,000	14,672,895
6% 3/5/20		3,830,000	4,381,520
6.375% 1/23/45 (h)		14,370,000	16,687,163
6.5% 6/2/41		11,785,000	13,700,063
TOTAL MEXICO			127,231,951
Morocco - 0.4%
OCP SA:
5.625% 4/25/24 (h)		3,440,000	3,607,700
6.875% 4/25/44 (h)		6,915,000	7,211,446
TOTAL MOROCCO			10,819,146
Netherlands - 2.7%
Bulgaria Steel Finance BV 12% 5/4/49 unit (d)	EUR	600,000	8,216
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		10,270,000	11,130,626
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (h)		2,785,000	3,070,463
6.95% 7/10/42 (h)		7,815,000	8,557,425
Majapahit Holding BV:
7.75% 1/20/20 (h)		6,650,000	7,780,500
7.875% 6/29/37 (Reg. S)		3,365,000	3,903,400
8% 8/7/19 (h)		5,765,000	6,802,700
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,045,000	3,075,450
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Netherlands - continued
Petrobras Global Finance BV:
6.25% 3/17/24		$ 14,070,000	$ 14,976,108
7.25% 3/17/44		7,335,000	8,086,838
TOTAL NETHERLANDS			67,391,726
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (h)		1,225,000	1,347,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		4,940,000	5,316,675
TOTAL PARAGUAY			6,664,175
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		5,300,000	6,810,500
SM Investments Corp. 4.25% 10/17/19		1,260,000	1,268,424
TOTAL PHILIPPINES			8,078,924
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		8,880,000	9,090,900
6.75% 8/6/23 (h)		3,800,000	4,028,000
TransCanada PipeLines Ltd. 4% 7/26/22 (h)		4,575,000	4,295,925
TOTAL SOUTH AFRICA			17,414,825
Sri Lanka - 0.4%
Bank of Ceylon 6.875% 5/3/17 (h)		5,195,000	5,519,688
National Savings Bank 8.875% 9/18/18 (h)		2,875,000	3,255,938
TOTAL SRI LANKA			8,775,626
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (h)		8,430,000	10,674,488
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (h)		12,135,000	11,661,735
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,525,000	4,434,500
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,375,000	2,220,625
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,769,666
TOTAL UNITED KINGDOM			3,990,291
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (h)		$ 3,160,000	$ 3,286,400
Venezuela - 5.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,155,000	3,148,375
5.25% 4/12/17		11,425,000	9,648,413
5.375% 4/12/27		23,725,000	14,685,775
5.5% 4/12/37		31,750,000	19,018,250
6% 5/16/24 (h)		8,450,000	5,682,625
6% 11/15/26 (Reg. S)		40,440,000	26,083,800
8.5% 11/2/17 (h)		12,915,000	12,079,400
8.5% 11/2/17 (Reg. S)		10,195,000	9,535,384
9% 11/17/21 (Reg. S)		28,935,000	24,591,857
9.75% 5/17/35 (h)		11,375,000	9,316,125
9.75% 5/17/35		18,620,000	15,249,780
TOTAL VENEZUELA			149,039,784
TOTAL NONCONVERTIBLE BONDS (Cost $764,178,979)			797,198,764
Government Obligations - 52.6%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (h)		23,555,000	24,850,525
Azerbaijan - 0.5%
Azerbaijan Republic 4.75% 3/18/24 (h)		9,975,000	10,274,250
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,020,000	3,004,900
TOTAL AZERBAIJAN			13,279,150
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (h)		9,827,000	8,918,003
7.25% 12/15/21 (h)		4,482,000	4,213,080
TOTAL BARBADOS			13,131,083
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		5,265,000	5,416,632
8.95% 1/26/18		3,570,000	3,855,600
TOTAL BELARUS			9,272,232
Government Obligations - continued
		Principal Amount (e)	Value
Belize - 0.1%
Belize Government 5% 2/20/38 (f)(h)		$ 2,196,600	$ 1,537,620
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (h)		4,775,000	5,037,625
Brazil - 1.8%
Brazilian Federative Republic:
4.25% 1/7/25		12,790,000	12,962,665
5.625% 1/7/41		5,095,000	5,477,125
7.125% 1/20/37		3,095,000	3,915,175
8.25% 1/20/34		5,940,000	8,226,900
10.125% 5/15/27		4,670,000	7,425,300
12.25% 3/6/30		4,540,000	8,399,000
TOTAL BRAZIL			46,406,165
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		9,570,000	11,460,075
7.375% 9/18/37		6,245,000	8,493,200
11.75% 2/25/20		2,768,000	4,006,680
TOTAL COLOMBIA			23,959,955
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (f)		22,207,118	20,167,172
Costa Rica - 1.0%
Costa Rican Republic:
4.375% 4/30/25 (h)		11,710,000	10,937,140
5.625% 4/30/43 (h)		2,355,000	2,105,370
7% 4/4/44 (h)		10,795,000	11,226,800
TOTAL COSTA RICA			24,269,310
Croatia - 1.0%
Croatia Republic:
5.5% 4/4/23 (h)		4,780,000	4,965,225
6% 1/26/24 (h)		5,080,000	5,448,300
6.375% 3/24/21 (h)		4,415,000	4,850,981
6.625% 7/14/20 (h)		4,295,000	4,799,663
6.75% 11/5/19		4,735,000	5,309,119
TOTAL CROATIA			25,373,288
Dominican Republic - 0.8%
Dominican Republic:
5.875% 4/18/24 (h)		4,420,000	4,612,270
Government Obligations - continued
		Principal Amount (e)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.45% 4/30/44 (h)		$ 11,195,000	$ 11,986,467
7.5% 5/6/21 (h)		3,185,000	3,635,678
TOTAL DOMINICAN REPUBLIC			20,234,415
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (h)		2,740,000	2,914,675
El Salvador - 0.6%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		5,382,000	5,268,978
7.625% 2/1/41 (h)		2,590,000	2,719,500
7.65% 6/15/35 (Reg. S)		3,920,000	4,239,480
7.75% 1/24/23 (Reg. S)		1,495,000	1,687,108
8.25% 4/10/32 (Reg. S)		1,930,000	2,195,375
TOTAL EL SALVADOR			16,110,441
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (h)		5,635,000	6,155,336
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (h)		3,440,000	3,895,800
Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		6,360,000	6,153,300
8.5% 10/4/17		3,340,000	3,507,000
TOTAL GHANA			9,660,300
Guatemala - 0.1%
Guatemalan Republic 4.875% 2/13/28 (h)		1,620,000	1,589,220
Honduras - 0.2%
Republic of Honduras 7.5% 3/15/24 (h)		3,920,000	4,057,200
Hungary - 2.2%
Hungarian Republic:
5.375% 2/21/23		8,328,000	8,963,010
5.375% 3/25/24		9,922,000	10,616,540
5.75% 11/22/23		8,404,000	9,265,410
6.25% 1/29/20		6,549,000	7,402,859
6.375% 3/29/21		10,629,000	12,117,060
7.625% 3/29/41		4,656,000	5,962,567
TOTAL HUNGARY			54,327,446
Government Obligations - continued
		Principal Amount (e)	Value
Indonesia - 2.8%
Indonesian Republic:
3.75% 4/25/22 (h)		$ 2,850,000	$ 2,768,063
4.625% 4/15/43 (h)		2,745,000	2,395,013
4.875% 5/5/21 (h)		5,715,000	6,000,750
5.25% 1/17/42		6,330,000	6,013,500
5.875% 3/13/20 (h)		7,595,000	8,430,450
5.875% 1/15/24 (h)		5,955,000	6,572,831
6.625% 2/17/37		11,975,000	13,292,250
7.75% 1/17/38 (h)		6,040,000	7,527,350
8.5% 10/12/35 (h)		8,300,000	10,997,500
11.625% 3/4/19 (h)		5,185,000	7,068,451
TOTAL INDONESIA			71,066,158
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		24,785,000	22,306,500
Ivory Coast - 0.4%
Ivory Coast 7.7743% 12/31/32 (f)		11,425,000	11,067,969
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		3,125,000	3,351,563
8% 3/15/39		2,245,000	2,149,588
TOTAL JAMAICA			5,501,151
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,436,925
Kenya - 0.5%
Republic of Kenya:
5.875% 6/24/19 (h)		5,075,000	5,179,038
6.875% 6/24/24 (h)		6,700,000	6,968,000
TOTAL KENYA			12,147,038
Lebanon - 0.1%
Lebanese Republic 4% 12/31/17		2,982,000	2,974,545
Mexico - 3.6%
Comision Federal de Electricid:
4.875% 1/15/24 (h)		8,240,000	8,796,200
5.75% 2/14/42 (Reg. S)		3,460,000	3,676,250
United Mexican States:
5.55% 1/21/45		4,770,000	5,425,875
5.75% 10/12/2110		10,631,000	11,279,491
6.05% 1/11/40		20,517,000	24,866,604
Government Obligations - continued
		Principal Amount (e)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 10,995,000	$ 14,238,525
7.5% 4/8/33		3,675,000	5,071,500
8.3% 8/15/31		8,130,000	11,922,645
11.5% 5/15/26		3,595,000	6,215,036
TOTAL MEXICO			91,492,126
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,481,600
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		2,355,000	2,213,700
5.125% 12/5/22 (Reg. S)		4,600,000	4,002,000
TOTAL MONGOLIA			8,697,300
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (h)		5,275,000	5,281,594
5.5% 12/11/42 (h)		2,780,000	2,732,406
TOTAL MOROCCO			8,014,000
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (h)		1,822,000	1,951,781
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,820,000	4,164,564
Nigeria - 0.5%
Republic of Nigeria:
5.125% 7/12/18 (h)		2,165,000	2,244,023
6.375% 7/12/23		2,000,000	2,157,500
6.75% 1/28/21 (h)		2,195,000	2,422,731
10.7902% to 10.9385% 10/9/14 to 11/20/14	NGN	1,170,480,000	6,952,311
TOTAL NIGERIA			13,776,565
Pakistan - 0.1%
Islamic Republic of Pakistan:
7.25% 4/15/19 (h)		2,005,000	2,050,113
8.25% 4/15/24 (h)		1,670,000	1,722,188
TOTAL PAKISTAN			3,772,301
Government Obligations - continued
		Principal Amount (e)	Value
Panama - 1.3%
Panamanian Republic:
4.3% 4/29/53		$ 8,350,000	$ 7,281,200
6.7% 1/26/36		2,840,000	3,503,140
7.125% 1/29/26		2,870,000	3,644,900
8.875% 9/30/27		5,744,000	8,213,920
9.375% 4/1/29		6,105,000	9,084,240
TOTAL PANAMA			31,727,400
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33		9,545,000	14,527,490
Philippines - 2.7%
Philippine Republic:
1.0139% 9/3/14	PHP	357,080,000	8,168,558
7.75% 1/14/31		11,725,000	16,195,156
9.5% 2/2/30		10,660,000	16,669,575
10.625% 3/16/25		17,115,000	26,849,156
TOTAL PHILIPPINES			67,882,445
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (h)		3,335,000	3,417,708
4.875% 1/22/24 (h)		3,830,000	4,064,588
6.125% 1/22/44 (h)		3,796,000	4,313,585
6.75% 2/7/22 (h)		8,915,000	10,642,281
TOTAL ROMANIA			22,438,162
Russia - 6.5%
Russian Federation:
4.5% 4/4/22 (h)		8,565,000	8,757,713
4.875% 9/16/23 (h)		12,760,000	13,174,700
5.625% 4/4/42 (h)		34,220,000	35,674,350
5.875% 9/16/43 (h)		39,905,000	42,598,588
7% 1/25/23	RUB	214,560,000	5,892,111
7.5% 3/15/18	RUB	207,740,000	6,016,664
8.15% 2/3/27	RUB	135,430,000	3,921,590
12.75% 6/24/28 (Reg. S)		27,644,000	47,865,586
TOTAL RUSSIA			163,901,302
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (h)		4,225,000	4,880,213
Government Obligations - continued
		Principal Amount (e)	Value
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (h)		$ 5,780,000	$ 5,852,250
5.875% 12/3/18 (h)		3,820,000	4,063,525
7.25% 9/28/21 (h)		7,845,000	8,943,300
TOTAL SERBIA			18,859,075
Slovenia - 1.0%
Republic of Slovenia:
5.25% 2/18/24 (h)		11,745,000	12,625,875
5.5% 10/26/22 (h)		11,150,000	12,209,250
TOTAL SLOVENIA			24,835,125
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		3,795,000	3,904,106
6% 1/14/19 (h)		7,355,000	7,741,138
6.25% 10/4/20 (h)		3,760,000	3,998,572
6.25% 7/27/21 (h)		3,225,000	3,402,375
TOTAL SRI LANKA			19,046,191
Tanzania - 0.1%
United Republic of Tanzania 6.332% 3/9/20 (j)		2,460,000	2,619,900
Turkey - 3.5%
Turkish Republic:
4.875% 4/16/43		5,200,000	4,888,000
5.625% 3/30/21		4,050,000	4,414,500
6% 1/14/41		11,435,000	12,221,156
6.625% 2/17/45		4,990,000	5,775,925
6.75% 5/30/40		7,505,000	8,756,834
6.875% 3/17/36		11,305,000	13,311,638
7.25% 3/5/38		3,595,000	4,439,825
7.375% 2/5/25		12,745,000	15,485,175
8% 2/14/34		5,460,000	7,180,446
11.875% 1/15/30		6,405,000	10,957,674
TOTAL TURKEY			87,431,173
Ukraine - 1.9%
Ukraine Government:
6.25% 6/17/16 (h)		4,965,000	4,792,218
6.58% 11/21/16 (h)		3,685,000	3,556,025
6.75% 11/14/17 (h)		3,845,000	3,668,130
6.875% 9/23/15 (Reg. S)		2,015,000	1,965,028
Government Obligations - continued
		Principal Amount (e)	Value
Ukraine - continued
Ukraine Government: - continued
7.5% 4/17/23 (Reg. S)		$ 4,800,000	$ 4,512,000
7.75% 9/23/20 (h)		6,340,000	6,048,360
7.8% 11/28/22 (h)		7,845,000	7,413,525
7.95% 2/23/21 (h)		5,615,000	5,362,325
9.25% 7/24/17 (h)		9,395,000	9,512,438
TOTAL UKRAINE			46,830,049
United States of America - 2.0%
U.S. Treasury Bonds 3.375% 5/15/44		50,739,000	50,976,864
Venezuela - 6.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		211,320	4,649,040
6% 12/9/20		11,190,000	8,588,325
7% 12/1/18 (Reg. S)		5,075,000	4,427,938
7% 3/31/38		10,065,000	7,070,663
7.65% 4/21/25		24,695,000	19,015,150
7.75% 10/13/19 (Reg. S)		18,210,000	15,751,650
8.25% 10/13/24		22,035,000	17,683,088
9% 5/7/23 (Reg. S)		21,635,000	18,497,925
9.25% 9/15/27		32,805,000	28,212,300
9.25% 5/7/28 (Reg. S)		26,480,000	22,243,200
9.375% 1/13/34		23,430,000	19,739,775
TOTAL VENEZUELA			165,879,054
Vietnam - 0.1%
Vietnamese Socialist Republic:
6.75% 1/29/20 (h)		2,745,000	3,101,850
6.75% 1/29/20		570,000	644,100
TOTAL VIETNAM			3,745,950
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (h)		3,340,000	3,143,942
8.5% 4/14/24 (h)		3,335,000	3,693,679
TOTAL ZAMBIA			6,837,621
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,238,191,002)			1,326,015,895
Common Stocks - 3.3%
	Shares	Value
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	36,600	$ 1,290,150
Canada - 0.1%
Pacific Rubiales Energy Corp.	94,900	1,928,150
Cayman Islands - 0.4%
58.com, Inc. ADR	30,700	1,659,642
Baidu.com, Inc. sponsored ADR (a)	35,900	6,706,479
GCL-Poly Energy Holdings Ltd. (a)	3,713,000	1,240,797
TOTAL CAYMAN ISLANDS		9,606,918
China - 0.2%
China Construction Bank Corp. (H Shares)	3,378,000	2,554,072
Industrial & Commercial Bank of China Ltd. (H Shares)	4,187,000	2,647,587
TOTAL CHINA		5,201,659
Colombia - 0.2%
BanColombia SA sponsored ADR (g)	46,200	2,670,360
Ecopetrol SA ADR (g)	53,000	1,910,650
TOTAL COLOMBIA		4,581,010
Hong Kong - 0.2%
China Mobile Ltd.	246,000	2,389,334
CNOOC Ltd.	1,276,000	2,293,822
TOTAL HONG KONG		4,683,156
India - 0.2%
Housing Development Finance Corp. Ltd.	64,138	1,059,943
ICICI Bank Ltd.	67,513	1,594,760
Infosys Ltd.	23,967	1,294,788
Reliance Industries Ltd.	64,138	1,084,344
TOTAL INDIA		5,033,835
Korea (South) - 0.1%
Hyundai Motor Co.	11,086	2,514,067
KB Financial Group, Inc.	10,127	351,863
TOTAL KOREA (SOUTH)		2,865,930
Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	181,100	3,757,825
Grupo Televisa SA de CV (CPO) sponsored ADR	36,100	1,238,591
TOTAL MEXICO		4,996,416
Common Stocks - continued
	Shares	Value
Netherlands - 0.1%
Yandex NV (a)	74,200	$ 2,644,488
Russia - 0.7%
Gazprom OAO sponsored ADR (Reg. S)	368,700	3,213,221
LUKOIL Oil Co. sponsored ADR (United Kingdom)	20,900	1,247,939
Magnit OJSC GDR (Reg. S)	29,400	1,734,600
Mobile TeleSystems OJSC sponsored ADR	130,300	2,572,122
Rosneft Oil Co. OJSC GDR (Reg. S)	253,900	1,857,279
Sberbank (Savings Bank of the Russian Federation) (a)	2,407,100	5,986,754
Uralkali OJSC GDR (Reg. S)	73,400	1,691,870
TOTAL RUSSIA		18,303,785
South Africa - 0.0%
Naspers Ltd. Class N	10,100	1,189,017
Turkey - 0.6%
Akbank T.A.S.	497,000	1,827,447
Haci Omer Sabanci Holding A/S	99,000	462,150
Koc Holding A/S	311,000	1,526,669
Tupras Turkiye Petrol Rafinelleri A/S	49,000	1,142,547
Turk Hava Yollari AO	672,000	2,058,567
Turkcell Iletisim Hizmet A/S (a)	273,000	1,708,731
Turkiye Garanti Bankasi A/S	348,000	1,362,833
Turkiye Halk Bankasi A/S	404,000	3,032,002
Turkiye Is Bankasi A/S Series C	581,000	1,571,382
TOTAL TURKEY		14,692,328
United Kingdom - 0.0%
Antofagasta PLC	91,100	1,189,582
United States of America - 0.2%
21Vianet Group, Inc. ADR (a)	18,600	557,442
Southern Copper Corp.	127,700	3,878,249
TOTAL UNITED STATES OF AMERICA		4,435,691
TOTAL COMMON STOCKS (Cost $81,225,535)		82,642,115
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
Brazil - 0.1%
Ambev SA sponsored ADR	493,200	3,472,128
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (g)	497,200	$ 5,329,984
Petroleo Brasileiro SA - Petrobras sponsored ADR	298,500	4,367,055
TOTAL BRAZIL	9,697,039
TOTAL PREFERRED STOCKS (Cost $12,678,399)		13,169,167
Investment Companies - 9.2%

United States of America - 9.2%
iShares China Large-Cap ETF (g)	1,201,700	44,510,968
iShares MSCI Brazil Index ETF (g)	1,392,100	66,514,518
iShares MSCI Emerging Markets Index ETF	1,429,600	61,801,608
iShares MSCI Mexico Index ETF	363,700	24,662,497
iShares MSCI Turkey Investable Market Index ETF (g)	131,200	7,289,472
Market Vectors Russia ETF (g)	871,700	22,951,861
WisdomTree India Earnings ETF (g)	159,600	3,586,212
TOTAL INVESTMENT COMPANIES (Cost $225,801,057)		231,317,136
Preferred Securities - 0.3%
	Principal Amount (e)
Cayman Islands - 0.2%
Banco Do Brasil SA 9% (h)(i)(j)	$ 3,380,000	3,343,665
MAF Global Securities Ltd. 7.125% (Reg. S) (i)(j)	1,200,000	1,301,732
TOTAL CAYMAN ISLANDS		4,645,397
China - 0.1%
Sinochem Group 5% (f)(h)(i)	2,540,000	2,624,207
TOTAL PREFERRED SECURITIES (Cost $6,951,712)		7,269,604
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	35,132,236	$ 35,132,236
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	131,440,250	131,440,250
TOTAL MONEY MARKET FUNDS (Cost $166,572,486)		166,572,486
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $2,495,599,170)		2,624,185,167
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(103,787,846)
NET ASSETS - 100%		$ 2,520,397,321
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
MXN	-	Mexican peso
NGN	-	Nigerian naira
PHP	-	Philippine peso
RUB	-	Russian ruble
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $883,969,960 or 35.1% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,993
Fidelity Securities Lending Cash Central Fund	153,983
Total	$ 184,976
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,941,675	$ 4,941,675	$ -	$ -
Consumer Staples	5,206,728	5,206,728	-	-
Energy	19,045,007	16,751,185	2,293,822	-
Financials	25,121,153	19,164,110	5,957,043	-
Industrials	3,585,236	3,585,236	-	-
Information Technology	15,393,786	14,098,998	1,294,788	-
Materials	6,759,701	6,759,701	-	-
Telecommunication Services	10,428,012	6,329,947	4,098,065	-
Utilities	5,329,984	5,329,984	-	-
Corporate Bonds	797,198,764	12,738,540	784,452,008	8,216
Government Obligations	1,326,015,895	-	1,326,015,895	-
Investment Companies	231,317,136	231,317,136	-	-
Preferred Securities	7,269,604	-	7,269,604	-
Money Market Funds	166,572,486	166,572,486	-	-
Total Investments in Securities:	$ 2,624,185,167	$ 492,795,726	$ 2,131,381,225	$ 8,216
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.0%
AAA,AA,A	8.4%
BBB	36.3%
BB	11.7%
B	11.6%
CCC,CC,C	10.0%
Not Rated	4.3%
Other Investments	13.2%
Short-Term Investments and Net Other Assets	2.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $127,627,364) - See accompanying schedule: Unaffiliated issuers (cost $2,329,026,684)	$ 2,457,612,681
Fidelity Central Funds (cost $166,572,486)	166,572,486
Total Investments (cost $2,495,599,170)		$ 2,624,185,167
Foreign currency held at value (cost $16,239)		16,511
Receivable for investments sold		841,055
Receivable for fund shares sold		5,325,073
Dividends receivable		3,247,893
Interest receivable		35,093,444
Distributions receivable from Fidelity Central Funds		66,781
Receivable from investment adviser for expense reductions		4
Other receivables		6,903
Total assets		2,668,782,831

Liabilities
Payable for investments purchased	$ 7,428,466
Payable for fund shares redeemed	3,261,137
Distributions payable	4,126,555
Accrued management fee	1,369,073
Distribution and service plan fees payable	222,156
Other affiliated payables	420,347
Other payables and accrued expenses	117,526
Collateral on securities loaned, at value	131,440,250
Total liabilities		148,385,510

Net Assets		$ 2,520,397,321
Net Assets consist of:
Paid in capital		$ 2,383,299,497
Undistributed net investment income		17,949,428
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,090,601)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,238,997
Net Assets		$ 2,520,397,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,019,642 ÷ 25,227,943 shares)	$ 14.67

Maximum offering price per share (100/96.00 of $14.67)	$ 15.28
Class T: Net Asset Value and redemption price per share ($94,127,689 ÷ 6,445,140 shares)	$ 14.60

Maximum offering price per share (100/96.00 of $14.60)	$ 15.21
Class B: Net Asset Value and offering price per share ($7,772,988 ÷ 523,554 shares)A	$ 14.85

Class C: Net Asset Value and offering price per share ($146,114,037 ÷ 9,890,159 shares)A	$ 14.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,902,362,965 ÷ 132,200,978 shares)	$ 14.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 4,154,641
Interest		65,392,100
Income from Fidelity Central Funds		184,976
Total income		69,731,717

Expenses
Management fee	$ 7,377,940
Transfer agent fees	1,901,595
Distribution and service plan fees	1,281,373
Accounting and security lending fees	494,380
Custodian fees and expenses	80,995
Independent trustees' compensation	4,352
Registration fees	217,232
Audit	50,675
Legal	1,930
Miscellaneous	10,421
Total expenses before reductions	11,420,893
Expense reductions	(24,383)	11,396,510
Net investment income (loss)		58,335,207
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,624,799
Foreign currency transactions	413,444
Total net realized gain (loss)		7,038,243
Change in net unrealized appreciation (depreciation) on: Investment securities	156,044,496
Assets and liabilities in foreign currencies	(90,921)
Total change in net unrealized appreciation (depreciation)		155,953,575
Net gain (loss)		162,991,818
Net increase (decrease) in net assets resulting from operations		$ 221,327,025

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,335,207	$ 99,222,716
Net realized gain (loss)	7,038,243	(20,785,107)
Change in net unrealized appreciation (depreciation)	155,953,575	(242,235,303)
Net increase (decrease) in net assets resulting from operations	221,327,025	(163,797,694)
Distributions to shareholders from net investment income	(50,029,103)	(91,270,097)
Distributions to shareholders from net realized gain	-	(14,830,709)
Total distributions	(50,029,103)	(106,100,806)
Share transactions - net increase (decrease)	254,228,869	136,655,244
Redemption fees	106,414	463,221
Total increase (decrease) in net assets	425,633,205	(132,780,035)

Net Assets
Beginning of period	2,094,764,116	2,227,544,151
End of period (including undistributed net investment income of $17,949,428 and undistributed net investment income of $9,643,324, respectively)	$ 2,520,397,321	$ 2,094,764,116

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76	$ 9.51
Income from Investment Operations
Net investment income (loss) E	.355	.639	.668	.726	.717	.950
Net realized and unrealized gain (loss)	1.013	(1.670)	1.920	.256	.568	3.126
Total from investment operations	1.368	(1.031)	2.588	.982	1.285	4.076
Distributions from net investment income	(.299)	(.577)	(.603)	(.698)	(.670)	(.814)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.299)	(.672)	(.840)	(.755)	(.730)	(.829)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.67	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76
Total ReturnB, C, D	10.19%	(6.83)%	19.54%	7.59%	10.28%	44.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18%A	1.17%	1.18%	1.19%	1.24%	1.29%
Expenses net of fee waivers, if any	1.18%A	1.17%	1.18%	1.18%	1.20%	1.20%
Expenses net of all reductions	1.18%A	1.17%	1.18%	1.18%	1.20%	1.20%
Net investment income (loss)	5.12%A	4.45%	4.59%	5.40%	5.40%	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,020	$ 348,952	$ 480,718	$ 309,900	$ 310,674	$ 167,196
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71	$ 9.48
Income from Investment Operations
Net investment income (loss) E	.352	.635	.662	.721	.714	.924
Net realized and unrealized gain (loss)	1.004	(1.668)	1.914	.249	.581	3.132
Total from investment operations	1.356	(1.033)	2.576	.970	1.295	4.056
Distributions from net investment income	(.297)	(.575)	(.601)	(.696)	(.670)	(.814)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.297)	(.670)	(.838)	(.753)	(.730)	(.829)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.60	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71
Total ReturnB, C, D	10.14%	(6.87)%	19.51%	7.52%	10.41%	44.04%
Ratios to Average Net Assets F, H
Expenses before reductions	1.21%A	1.19%	1.20%	1.21%	1.24%	1.30%
Expenses net of fee waivers, if any	1.21%A	1.19%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%A	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	5.10%A	4.44%	4.57%	5.39%	5.40%	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,128	$ 89,378	$ 138,448	$ 104,920	$ 114,786	$ 106,446
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88	$ 9.60
Income from Investment Operations
Net investment income (loss) E	.309	.546	.569	.639	.637	.861
Net realized and unrealized gain (loss)	1.028	(1.691)	1.944	.248	.580	3.169
Total from investment operations	1.337	(1.145)	2.513	.887	1.217	4.030
Distributions from net investment income	(.248)	(.473)	(.498)	(.603)	(.582)	(.738)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.248)	(.568)	(.735)	(.660)	(.642)	(.753)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.85	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88
Total ReturnB, C, D	9.82%	(7.49)%	18.71%	6.77%	9.63%	43.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.89%	1.89%	1.90%	1.93%	1.97%
Expenses net of fee waivers, if any	1.90%A	1.89%	1.89%	1.87%	1.85%	1.85%
Expenses net of all reductions	1.90%A	1.89%	1.89%	1.87%	1.85%	1.85%
Net investment income (loss)	4.40%A	3.73%	3.87%	4.71%	4.75%	7.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,773	$ 8,975	$ 18,474	$ 18,427	$ 21,843	$ 18,398
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83	$ 9.56
Income from Investment Operations
Net investment income (loss) E	.305	.536	.564	.630	.622	.867
Net realized and unrealized gain (loss)	1.010	(1.675)	1.925	.262	.572	3.142
Total from investment operations	1.315	(1.139)	2.489	.892	1.194	4.009
Distributions from net investment income	(.246)	(.469)	(.494)	(.598)	(.569)	(.727)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.246)	(.564)	(.731)	(.655)	(.629)	(.742)
Redemption fees added to paid in capitalE	.001	.003	.002	.003	.005	.003
Net asset value, end of period	$ 14.77	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83
Total ReturnB, C, D	9.70%	(7.48)%	18.59%	6.83%	9.48%	43.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	1.92%	1.92%	1.93%	1.96%	2.02%
Expenses net of fee waivers, if any	1.94%A	1.92%	1.92%	1.92%	1.95%	1.95%
Expenses net of all reductions	1.94%A	1.92%	1.92%	1.92%	1.95%	1.95%
Net investment income (loss)	4.36%A	3.71%	3.84%	4.66%	4.65%	7.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,114	$ 151,747	$ 213,626	$ 126,005	$ 124,907	$ 63,669
Portfolio turnover rateG	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57	$ 9.39
Income from Investment Operations
Net investment income (loss) D	.367	.663	.701	.753	.743	.990
Net realized and unrealized gain (loss)	.990	(1.633)	1.881	.249	.568	3.044
Total from investment operations	1.357	(.970)	2.582	1.002	1.311	4.034
Distributions from net investment income	(.318)	(.618)	(.647)	(.738)	(.706)	(.842)
Distributions from net realized gain	-	(.095)	(.237)	(.057)	(.060)	(.015)
Total distributions	(.318)	(.713)	(.884)	(.795)	(.766)	(.857)
Redemption fees added to paid in capital D	.001	.003	.002	.003	.005	.003
Net asset value, end of periodD	$ 14.39	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57
Total ReturnB, C	10.30%	(6.54)%	19.84%	7.88%	10.67%	44.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.91%A	.89%	.89%	.89%	.92%	.97%
Expenses net of fee waivers, if any	.91%A	.89%	.89%	.89%	.92%	.95%
Expenses net of all reductions	.91%A	.89%	.89%	.89%	.92%	.95%
Net investment income (loss)	5.39%A	4.74%	4.88%	5.70%	5.68%	8.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,902,363	$ 1,495,712	$ 1,376,278	$ 585,546	$ 489,838	$ 204,663
Portfolio turnover rateF	105%A	138%	87%	133%	96%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 154,684,178
Gross unrealized depreciation	(20,128,664)
Net unrealized appreciation (depreciation) on securities and other investments	$ 134,555,514

Tax cost	$ 2,489,629,653

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration	$ (12,971,289)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,313,030,195 and $1,042,021,473, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 424,004	$ 7,494
Class T	-%	.25%	109,720	876
Class B	.65%	.25%	35,337	25,616
Class C	.75%	.25%	712,312	97,562
			$ 1,281,373	$ 131,548

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 30,969
Class T	3,413
Class B*	6,318
Class C*	8,392
$ 49,092

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308,534.18
Class T	91,173.21
Class B	9,721.25
Class C	131,550.19
Institutional Class	1,360,617.17
	$ 1,901,595

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,878 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,956 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $153,983, including $2,259 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.90%	$ 4

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,209 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $170.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 7,269,515	$ 17,572,382
Class T	1,877,747	4,677,104
Class B	138,476	436,979
Class C	2,497,485	6,409,260
Institutional Class	38,245,880	62,174,372
Total	$ 50,029,103	$ 91,270,097
From net realized gain
Class A	$ -	$ 3,007,033
Class T	-	828,210
Class B	-	101,277
Class C	-	1,340,624
Institutional Class	-	9,553,565
Total	$ -	$ 14,830,709

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	4,689,958	10,395,897	$ 66,351,412	$ 152,017,324
Reinvestment of distributions	460,311	1,173,650	6,462,212	16,782,179
Shares redeemed	(5,578,377)	(17,331,133)	(77,028,409)	(245,115,754)
Net increase (decrease)	(428,108)	(5,761,586)	$ (4,214,785)	$ (76,316,251)
Class T
Shares sold	709,972	1,351,575	$ 10,074,547	$ 19,753,536
Reinvestment of distributions	123,463	340,677	1,724,704	4,858,280
Shares redeemed	(987,182)	(4,177,785)	(13,638,223)	(58,726,905)
Net increase (decrease)	(153,747)	(2,485,533)	$ (1,838,972)	$ (34,115,089)
Class B
Shares sold	30,487	60,894	$ 445,455	$ 925,381
Reinvestment of distributions	8,357	28,703	118,525	417,540
Shares redeemed	(167,334)	(631,360)	(2,341,344)	(9,097,028)
Net increase (decrease)	(128,490)	(541,763)	$ (1,777,364)	$ (7,754,107)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class C
Shares sold	685,638	3,580,239	$ 9,753,773	$ 53,293,065
Reinvestment of distributions	148,033	438,203	2,090,109	6,317,026
Shares redeemed	(2,021,839)	(6,808,308)	(28,043,141)	(96,519,084)
Net increase (decrease)	(1,188,168)	(2,789,866)	$ (16,199,259)	$ (36,908,993)
Institutional Class
Shares sold	34,916,864	69,147,986	$ 478,919,335	$ 964,833,993
Reinvestment of distributions	1,188,456	2,641,067	16,382,466	37,007,823
Shares redeemed	(15,941,548)	(51,304,961)	(217,042,552)	(710,092,132)
Net increase (decrease)	20,163,772	20,484,092	$ 278,259,249	$ 291,749,684

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMII-USAN-0814
1.787774.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014